Other Non-Current Assets (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Other Non-Current Assets [Line Items]
Long-term loan receivables	[1]		¥ 3,421
Loan Agreements [Member]
Other Non-Current Assets [Line Items]
Principal amounts		¥ 3,400
Minimum [Member]
Other Non-Current Assets [Line Items]
Repayment terms		24 months
Maximum [Member]
Other Non-Current Assets [Line Items]
Repayment terms		36 months

[1]	From May 2021 to May 2022, the Company entered into interest free loan agreements with three third parties for total principal amounts of RMB3.4 million. The repayment terms of the loan agreements ranged from 24 months to 36 months with due dates from May 2024 to June 2025. As of March 31, 2023 and 2024, the balances of long-term loan receivables were RMB3.4 million and Nil, respectively.